                                                             File Nos. 333-34741
                                                                       811-05200
================================================================================

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                  [ ]
     Pre-Effective Amendment No.                                         [ ]
     Post-Effective Amendment No. 13                                     [X]

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940          [ ]
    Amendment No. 88                                                     [X]

                        (Check appropriate box or boxes.)

     METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
     ----------------------------------------------
     (Exact Name of Registrant)

     METLIFE INVESTORS INSURANCE COMPANY
     -----------------------------------------------
     (Name of Depositor)

     22 Corporate Plaza Drive, Newport Beach, CA                     92660
     ------------------------------------------------------        ----------
     (Address of Depositor's Principal Executive Offices)          (Zip Code)

Depositor's Telephone Number, including Area Code   (800) 989-3752

     Name and Address of Agent for Service
          Richard C. Pearson
          Executive Vice President
          MetLife Investors Insurance Company
          22 Corporate Plaza Drive
          Newport Beach, CA 92660
          (949) 629-1317

     Copy to:

          W. Thomas Conner
          Sutherland, Asbill & Brennan
          1275 Pennsylvania Avenue, NW
          Washington, DC 20004
          (202)383-0590

It is proposed that this filing will become effective:

     ____ immediately upon filing pursuant to paragraph (b) of Rule 485
     __x_ on March 29, 2004, pursuant to paragraph (b) of Rule 485
     ____ 60 days after filing pursuant to paragraph (a)(1) of Rule 485
     ____ on (date) pursuant to paragraph (a)(1) of Rule 485.

If appropriate, check the following:

     ____ This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Registered:
   Individual Variable Annuity Contracts

This post-effective amendment is being filed for the purpose of adding unaudited consolidated financial statements of the Depositor, MetLife Investors Insurance Company, for the period ended December 31, 2003. In accordance with discussions with staff of the Office of Insurance Products of the Division of Investment Management, Part A, the Prospectus, and Part B, the Statement of Additional Information in this post-effective amendment, are incorporated by reference to the Prospectus and Statement of Additional Information included in the Registrant's post-effective amendment No. 11 to Form N-4, Registration number 333-34741, filed on May 1, 2003, as supplemented by Supplement included in Registrant's Post-Effective Amendment No. 12 to Form N-4, Registration No. 333-34741, filed on December 30, 2003.

   Supplement dated March 29, 2004, to the Statement of Additional Information dated May 1, 2003, for the Navigator-Select and Custom-Select Variable Annuity Contracts.

In addition to consolidated financial statements of the Company for the year ended December 31, 2002, you should also consider the following unaudited financial statements of the Company for the year ended December 31, 2003.


                             METLIFE INVESTORS INSURANCE COMPANY AND SUBSIDIARIES
                                     UNAUDITED CONSOLIDATED BALANCE SHEETS
                                          DECEMBER 31, 2003 AND 2002
                            (DOLLARS IN THOUSANDS, EXCEPT SHARE AND PER SHARE DATA)


                                                                                      2003             2002
                                                                                   -----------     -----------
ASSETS
Investments:
     Fixed maturities available-for-sale, at fair value (amortized cost:
         $2,307,598 and $1,818,748, respectively)                                  $2,373,214      $1,859,229
     Equity securities, at fair value (cost: $1,141 and $1,178, respectively)           1,228           1,178
     Mortgage loans on real estate                                                    222,500         269,911
     Policy loans                                                                      28,680          28,221
     Real estate joint ventures held-for-investment                                     4,834           4,427
     Other limited partnership interests                                                2,270           2,017
     Short-term investments                                                           225,665         129,142
     Other invested assets                                                             16,993              --
                                                                                   -----------     -----------
         Total investments                                                          2,875,384       2,294,125
Cash and cash equivalents                                                             149,106         232,773
Accrued investment income                                                              28,168          25,488
Premiums and other receivables                                                        885,435         671,521
Deferred policy acquisition costs                                                     508,437         416,361
Other assets                                                                           95,264          65,636
Separate account assets                                                             5,093,170       2,876,807
                                                                                   -----------     -----------
     Total assets                                                                  $9,634,964      $6,582,711
                                                                                   ===========     ===========

LIABILITIES AND STOCKHOLDER'S EQUITY
Liabilities:
     Future policy benefits                                                        $   89,843      $   87,078
     Policyholder account balances                                                  3,450,348       3,080,448
     Other policyholder funds                                                           5,802           6,357
     Current income taxes payable                                                       2,934              --
     Deferred income taxes payable                                                      5,695          11,396
     Payables under securities loaned transactions                                    387,369              --
     Other liabilities                                                                 48,193          36,674
     Separate account liabilities                                                   5,093,170       2,876,807
                                                                                   -----------     -----------
         Total liabilities                                                          9,083,354       6,098,760
                                                                                   -----------     -----------

Stockholder's Equity:
     Common stock, par value $2 per share;  5,000,000 shares authorized;
         2,899,446 shares issued and outstanding                                        5,799           5,799
     Additional paid-in capital                                                       486,954         430,954
     Retained earnings                                                                 37,620          39,868
     Accumulated other comprehensive income                                            21,237           7,330
                                                                                   -----------     -----------
         Total stockholder's equity                                                   551,610         483,951
                                                                                   -----------     -----------

         Total liabilities and stockholder's equity                                $9,634,964      $6,582,711
                                                                                   ===========     ===========


                                  METLIFE INVESTORS INSURANCE COMPANY AND SUBSIDIARIES
                                       UNAUDITED CONSOLIDATED STATEMENTS OF INCOME
                                  FOR THE YEARS ENDED DECEMBER 31, 2003, 2002 AND 2001
                                                 (DOLLARS IN THOUSANDS)

                                                                                      2003            2002           2001
                                                                                   ----------      ----------     ----------
REVENUES
Premiums                                                                           $   4,867       $  22,630      $  12,185
Universal life and investment-type product policy fees                                78,502          45,743         45,354
Net investment income                                                                143,295         163,648        173,872
Other revenues                                                                        65,150          40,878          2,978
Net investment gains (losses) (net of amounts allocable from deferred
     acquisition costs of $(5,416), $2,639 and $2,775, respectively)                 (19,471)          8,433           1,367
                                                                                   ----------      ----------     ----------
     Total revenues                                                                  272,343         281,332        235,756
                                                                                   ----------      ----------     ----------


EXPENSES
Policyholder benefits and claims                                                      22,434          36,090         20,703
Interest credited to policyholder account balances                                   171,065         148,673        122,081
Other expenses (excludes amounts directly related to net investment
     gains (losses) of $(5,416), $2,639 and $2,775, respectively)                     85,482          58,746         70,528
                                                                                   ----------      ----------     ----------
        Total expenses                                                               278,981         243,509        213,312
                                                                                   ----------      ----------     ----------

Income (loss) before provision (benefit) for income taxes                             (6,638)         37,823         22,444
Provision (benefit) for income taxes                                                  (4,390)         11,175          7,294
                                                                                   ----------      ----------     ----------
Net income (loss)                                                                  $  (2,248)      $  26,648      $  15,150
                                                                                   ==========      ==========     ==========


                                       METLIFE INVESTORS INSURANCE COMPANY AND SUBSIDIARIES
                                     UNAUDITED CONSOLIDATED STATEMENTS OF STOCKHOLDER'S EQUITY
                                       FOR THE YEARS ENDED DECEMBER 31, 2003, 2002 AND 2001
                                                      (DOLLARS IN THOUSANDS)


                                                                                              Retained     Accumulated
                                                                               Additional     Earnings        Other
                                                                    Common       Paid-in    (Accumulated  Comprehensive
                                                                     Stock       Capital      Deficit)    Income (Loss)    Total
                                                                ------------   -----------   -----------   ----------  -------------
Balance at December 31, 2000                                    $     5,799    $  345,954    $   (1,930)     $ 7,091   $    356,914
Capital contribution                                                               85,000                                    85,000
Comprehensive income:
       Net income                                                                                15,150                      15,150
       Other comprehensive losses:
            Unrealized investment losses, net of related
                 offsets, reclassification adjustments and
                 income taxes                                                                                 (1,637)        (1,637)
                                                                                                                       -------------
       Comprehensive income                                                                                                  13,513
                                                                ------------   -----------   -----------   ----------  -------------
Balance at December 31, 2001                                          5,799       430,954        13,220        5,454        455,427
Comprehensive income:
       Net income                                                                                26,648                      26,648
       Other comprehensive income:
            Unrealized investment gains, net of related
                 offsets, reclassification adjustments and
                 income taxes                                                                                  1,876          1,876
                                                                                                                       -------------
       Comprehensive income                                                                                                  28,524
                                                                ------------   -----------   -----------   ----------  -------------
Balance at December 31, 2002                                          5,799       430,954        39,868        7,330        483,951
Capital contribution                                                               56,000                                    56,000
Comprehensive income:
       Net loss                                                                                  (2,248)                     (2,248)
       Other comprehensive income:
            Unrealized investment gains, net of related
                 offsets, reclassification adjustments and
                 income taxes                                                                                 13,907         13,907
                                                                                                                       -------------
       Comprehensive income                                                                                                  11,659
                                                                ------------   -----------   -----------   ----------  -------------
Balance at December 31, 2003                                    $     5,799    $  486,954    $   37,620    $  21,237   $    551,610
                                                                ============   ===========   ===========   ==========  =============


                                       METLIFE INVESTORS INSURANCE COMPANY AND SUBSIDIARIES
                                          UNAUDITED CONSOLIDATED STATEMENTS OF CASH FLOWS
                                       FOR THE YEARS ENDED DECEMBER 31, 2003, 2002 AND 2001
                                                      (DOLLARS IN THOUSANDS)


                                                                                   2003              2002              2001
                                                                               ------------      ------------      ------------
CASH FLOWS FROM OPERATING ACTIVITIES
Net income (loss)                                                              $    (2,248)      $    26,648       $    15,150
Adjustments to reconcile net income (loss) to net cash used in operating activities:
        Depreciation and amortization expenses                                          --                --             1,771
        Amortization of premiums and accretion of discounts associated
           with investments, net                                                     9,192            (7,178)          (14,059)
        (Gains) losses from sales of investments, net                               24,887           (11,072)           (4,142)
        Interest credited to other policyholder account balances                   171,065           148,673           122,081
        Universal life and investment-type product policy fees                     (78,502)          (45,743)          (45,354)
        Change in accrued investment income                                         (2,681)             (312)            1,787
        Change in premiums and other receivables                                  (209,287)         (385,409)         (261,048)
        Change in deferred policy acquisition costs, net                           (98,735)          (69,941)          (52,936)
        Change in insurance-related liabilities                                      1,742            21,728             7,398
        Change in income taxes payable                                             (10,255)           12,013             7,234
        Change in other liabilities                                                  6,553             5,418             1,279
        Other, net                                                                  46,488            30,616            42,781
                                                                               ------------      ------------      ------------
Net cash used in operating activities                                             (141,781)         (274,559)         (178,058)
                                                                               ------------      ------------      ------------
CASH FLOWS FROM INVESTING ACTIVITIES Sales, maturities and repayments of:
        Fixed maturities                                                         1,148,693         1,510,965           782,948
        Equity securities                                                               --                98                37
        Mortgage loans on real estate                                               48,484            54,327            40,301
        Real estate and real estate joint ventures                                     358               243               190
    Purchases of:
        Fixed maturities                                                        (1,671,616)       (1,580,423)         (854,418)
        Equity securities                                                               --               (66)           (1,166)
        Mortgage loans on real estate                                                 (750)              (19)          (10,474)
        Real estate and real estate joint ventures                                    (500)           (1,050)           (3,620)
        Other limited partnership interests                                           (333)             (170)           (1,779)
    Net change in short-term investments                                           (96,525)         (127,785)            3,560
    Net change in policy loans                                                        (459)             (776)              629
    Net change in payable under securities loaned transactions                     387,369                --                --
    Other, net                                                                     (14,108)               58             3,501
                                                                               ------------      ------------      ------------
Net cash used in investing activities                                             (199,387)         (144,598)          (40,291)
                                                                               ------------      ------------      ------------
CASH FLOWS FROM FINANCING ACTIVITIES Policyholder account balances:
        Deposits                                                                 2,180,147         1,544,875           631,955
        Withdrawals                                                             (1,978,646)       (1,063,452)         (417,824)
    Net change in short-term debt                                                       --            (8,724)            8,724
    Capital contribution                                                            56,000                --            85,000
                                                                               ------------      ------------      ------------
Net cash provided by financing activities                                          257,501           472,699           307,855
                                                                               ------------      ------------      ------------
Change in cash and cash equivalents                                                (83,667)           53,542            89,506
Cash and cash equivalents, beginning of year                                       232,773           179,231            89,725
                                                                               ------------      ------------      ------------
CASH AND CASH EQUIVALENTS, END OF YEAR                                         $   149,106       $   232,773       $   179,231
                                                                               ============      ============      ============
Supplemental disclosures of cash flow information: Cash paid (refunded)
    during the year:
        Interest                                                               $       129       $       249       $       171
                                                                               ============      ============      ============
        Income taxes                                                           $     5,628       $      (603)      $        --
                                                                               ============      ============      ============

                                     PART C
                                OTHER INFORMATION

ITEM 24.   FINANCIAL STATEMENTS AND EXHIBITS

a.         Financial Statements
           ---------------------------------------------------------------------
Financial statements were filed as Item 24 a. in Post-Effective Amendment No. 11 (File Nos. 333-34741 and 811-05200) and are incorporated herein by reference.

The following unaudited consolidated financial statements of the Company are included as a supplement to Part B hereof:

1.  Unaudited Consolidated Balance Sheet as of December 31, 2003, and 2002.

2. Unaudited Consolidated Statements of Income for the years ended December 31, 2003, 2002, and 2001.

3. Unaudited Consolidated Statements of Stockholder's Equity for the years ended December 31, 2003, 2002, and 2001.

4. Unaudited Consolidated Statements of Cash Flows for the years ended December 31, 2003, 2002, and 2001.

b.        Exhibits
          ----------------------------------------------------------------------

     1. Resolution of Board of Directors of the Company authorizing the establishment of the Variable Account.**

     2.        Not Applicable.

     3. (i) Form of Principal Underwriter's Agreement. (ii) Form of Selling Agreement. +

     4. (i) Individual Flexible Purchase Payment Deferred Variable Annuity Contract.***

          (ii) Death Benefit Rider***

          (iii) Rider - Nursing Home Waiver***

          (iv) Death Benefit Endorsements**

          (v) Charitable Remainder Trust Endorsement**

          (vi) Form of Endorsement (Name Change)++++

     5.        Application for Variable Annuity. +

     6.   (i)  Copy of Articles of Incorporation of the Company.***

          (ii) Copy of the Bylaws of the Company.***

     7.        Not Applicable.

     8. (i) Form of Fund Participation Agreement among MFS Variable Insurance Trust, Cova Financial Services Life Insurance Company and Massachusetts Financial Services Company+

          (ii) Form of Fund Participation Agreement among Cova Financial Services Life Insurance Company, Cova Life Sales Company, Alliance Capital Management LP and Alliance Fund Distributors, Inc.+

          (iii)Form of Fund Participation Agreement among Oppenheimer Variable Account Funds, OppenheimerFunds, Inc. and Cova Financial Services Life Insurance Company++

          (iv) Form of Fund Participation Agreement among Putnam Variable Trust, Putnam Mutual Funds Corp. and Cova Financial Services Life Insurance Company++

          (v) Form of Fund Participation Agreement by and among AIM Variable Insurance Funds, Inc., A I M Distributors, Inc., Cova Financial Services Life Insurance Company, on behalf of itself and its Separate Accounts, and Cova Life Sales Company++

          (vi) Form of Fund Participation Agreement among Investors Fund Series, Zurich Kemper Investments, Inc., Zurich Kemper Distributors, Inc. and Cova Financial Services Life Insurance Company++

          (vii)Form of Participation Agreement by and between Goldman Sachs Variable Insurance Trust, Goldman, Sachs & Co. and Cova Financial Services Life Insurance Company++

          (viii) Form of Participation Agreement among Russell Insurance Funds, Russell Fund Distributors, Inc. and Cova Financial Services Life Insurance Company++

          (ix) Form of Participation Agreement among Liberty Variable Investment Trust, Liberty Financial Investments, Inc. and Cova Financial Services Life Insurance Company++

          (x) Form of Participation Agreement among Templeton Variable Products Series Fund, Franklin Templeton Distributors, Inc. and Cova Financial Services Life Insurance Company**

          (xi) Form of Fund Participation Agreement - American Century Variable Portfolios, Inc.+++

          (xii) Form of Fund Participation Agreement - Dreyfus+++

          (xiii) Form of Fund Participation Agreement - INVESCO Variable Investment Funds, Inc.+++

          (xiv)Form of Fund Participation Agreement - PIMCO Variable Insurance Trust+++

          (xv) Form of Fund Participation Agreement - Scudder Variable Life Investment Fund+++

     9.        Consent of Counsel.

     10.       Consents of Independent Auditors.

     11.       Not Applicable.

     12.       Agreement Governing Contribution.**

     13.       Calculation of Performance Information ++++

     14.       Company Organizational Chart.****

     *** Incorporated by reference to Registrant's Form N-4 (File Nos. 333-34741 and 811-05200) electronically filed on August 29, 1997.

     + Incorporated by reference to Registrants Pre-Effective Amendment No. 1 to Form N-4 electronically filed on November 19, 1997.

     ++ Incorporated by reference to Post-Effective Amendment No. 1 to Form N-4 electronically filed on January 26, 1998.

     ** Incorporated by reference to Registrant's Post-Effective Amendment No. 4 (File Nos. 333-34741 and 811-05200) electronically filed on April 30, 1999.

     +++ Incorporated by reference to Registrant's Post-Effective Amendment No. 6 (File Nos. 333-34741 and 811-05200) electronically filed on May 1, 2000.

     ++++ Incorporated by reference to Registrant's Post-Effective Amendment No.
          9 (File Nos. 333-34741 and 811-05200) electronically filed on April 26, 2001.

     **** Incorporated by reference to Registrant's Post-Effective Amendment No.
          11 (File Nos. 333-34741 and 811-05200) electronically filed on May 1, 2003.

ITEM 25.   DIRECTORS AND OFFICERS OF THE DEPOSITOR

The following are the Officers and Directors who are engaged directly or indirectly in activities relating to the Registrant or the variable annuity contracts offered by the Registrant and the executive officers of the Company:

Name and Principal                          Positions and Offices
Business Address                            with Depositor
----------------------                      ----------------------

Michael K. Farrell                          Chairman of the Board, President,
22 Corporate Plaza Drive                    Chief Executive Officer and Director
Newport Beach, CA  92660

Susan A. Buffum                             Director
334 Madison Avenue
Convent Station, NJ 07961

James P. Bossert                            Executive Vice President, Chief
22 Corporate Plaza Drive                    Financial Officer and Director
Newport Beach, CA  92660

Michael R. Fanning                          Director
501 Boylston Street
Boston, MA 02116

Elizabeth M. Forget                         Director
One Madison Avenue
New York, NY  10010

George Foulke                               Director
501 Route 22
Bridgewater, NJ 08807

Hugh C. McHaffie                            Director
501 Boylston Street
Boston, MA  02116

Richard C. Pearson                          Senior Vice President, General
22 Corporate Plaza Drive                    Counsel, Secretary and Director
Newport Beach, CA  92660

Jeffrey A. Tupper                           Assistant Vice President and
22 Corporate Plaza Drive                    Director
Newport Beach, CA 92660

Kevin J. Paulson                            Senior Vice President
4700 Westown Parkway, Suite 200
West Des Moines, IA 50266

Debora L. Buffington                        Vice President
22 Corporate Plaza Drive
Newport Beach, CA  92660

Betty Davis                                 Vice President
1125 - 17th Street
Denver, CO 80202

Johanna B. Becker                           Vice President
501 Boylston Street
Boston, MA  02116

Christopher A. Kremer                       Vice President
501 Boylston Street
Boston, MA  02116

Marian J. Zeldin                            Vice President
501 Route 22
Bridgewater, NJ 08807

Karen A. Johnson                            Vice President
501 Boylston Street
Boston, MA  02116

Deron J. Richens                            Vice President
22 Corporate Plaza Drive
Newport Beach, CA 92660

Louis M. Weisz                              Vice President, Appointed Actuary
501 Boylston Street
Boston, MA  02116

Anthony J. Williamson                       Treasurer
One Madison Avenue
New York, NY  10001

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

A company organizational chart was filed as Exhibit 14 in Post-Effective Amendment No. 11 (File Nos. 333-34741 and 811-05200) and is incorporated herein by reference. b

ITEM 27.   NUMBER OF CONTRACT OWNERS

As of February 27, 2004, there were 2,002 Qualified Contract Owners and 6,330 Non-Qualified Contract Owners.

ITEM 28.   INDEMNIFICATION

The Bylaws of the Company (Article IV, Section 1) provide that:

Each person who is or was a director, officer or employee of the corporation or is or was serving at the request of the corporation as a director, officer or employee of another corporation, partnership, joint venture, trust or other enterprise (including the heirs, executors, administrators or estate of such person) shall be indemnified by the corporation as of right to the full extent permitted or authorized by the laws of the State of Missouri, as now in effect and as hereafter amended, against any liability, judgment, fine, amount paid in settlement, cost and expenses (including attorney's fees) asserted or threatened against and incurred by such person in his capacity as or arising out of his status as a director, officer or employee of the corporation or if serving at the request of the corporation, as a director, officer or employee of another corporation, partnership, joint venture, trust or other enterprise. The indemnification provided by this bylaw provision shall not be exclusive of any other rights to which those indemnified may be entitled under any other bylaw or under any agreement, vote of shareholders or disinterested directors or otherwise, and shall not limit in any way any right which the corporation may have to make different or further indemnification with respect to the same or different persons or classes of persons.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted directors and officers or controlling persons of the Company pursuant to the foregoing, or otherwise, the Company has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Company of expenses incurred or paid by a director, officer or controlling person of the Company in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Company will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 29.   PRINCIPAL UNDERWRITERS

     (a) MetLife Investors Distribution Company is the principal underwriter for the following investment companies (other than Registrant):

   MetLife Investors USA Separate Account A
   MetLife Investors Variable Annuity Account Five
   MetLife Investors Variable Life Account One
   MetLife Investors Variable Life Account Five
   First MetLife Investors Variable Annuity Account One

     (b) MetLife Investors Distribution Company is the principal underwriter for the Contracts. The following persons are the officers and directors of MetLife Investors Distribution Company. The principal business address for MetLife Investors Distribution Company is 22 Corporate Plaza Drive, Newport Beach, CA 92660.

NAME AND PRINCIPAL                          POSITIONS AND OFFICES
 BUSINESS ADDRESS                             WITH UNDERWRITER
 ----------------                             ----------------

Richard C. Pearson                      President and Director
22 Corporate Plaza Drive
Newport Beach, CA 92660

Elizabeth M. Forget                     Executive Vice President and Director
One Madison Avenue
New York, NY  10010

Edward Wilson                           Executive Vice President and Director
22 Corporate Plaza Drive
Newport Beach, CA 92660

A. Frank Beaz                           Director
22 Corporate Plaza Drive
Newport Beach, CA 92660

James P. Bossert                        Director
22 Corporate Plaza Drive
Newport Beach, CA 92660

Michael K. Farrell                      Director
22 Corporate Plaza Drive
Newport Beach, CA 92660

Lisa S. Kuklinski                       Director
600 Plaza II
Harborside Financial Center
Jersey City, NJ 07311

Helayne F. Klier                        Executive Vice President
One Madison Avenue
New York, NY 10010

Paul Hipworth                           Executive Vice President, Chief
22 Corporate Plaza Drive                Financial Officer
Newport Beach, CA 92660

Paul A. LaPiana                         Executive Vice President
22 Corporate Plaza Drive
Newport Beach, CA 92660

Leslie Sutherland                       Executive Vice President
22 Corporate Plaza Drive
Newport Beach, CA 92660

Charles M. Deuth                        Vice President and Director
22 Corporate Plaza Drive
Newport Beach, CA 92660

Debora L. Buffington                    Vice President, Director of Compliance
22 Corporate Plaza Drive
Newport Beach, CA 92660

James R. Fitzpatrick                    Vice President
22 Corporate Plaza Drive
Newport Beach, CA 92660

Paul M. Kos                             Vice President
22 Corporate Plaza Drive
Newport Beach, CA 92660

Deron J. Richens                        Vice President
22 Corporate Plaza Drive
Newport Beach, CA 92660

Paul A. Smith                           Vice President
22 Corporate Plaza Drive
Newport Beach, CA 92660

Cathy Sturdivant                        Vice President
22 Corporate Plaza Drive
Newport Beach, CA 92660

Paulina Vakouros                        Vice President
22 Corporate Plaza Drive
Newport Beach, CA 92660

Jonnie L. Crawford                      Secretary
22 Corporate Plaza Drive
Newport Beach, CA 92660

Anthony J. Williamson                   Treasurer
One Madison Avenue
New York, NY 10010

     (c) Not Applicable.

ITEM 30.   LOCATION OF ACCOUNTS AND RECORDS

MetLife Annuity Operations, 4700 Westown Parkway, Bldg. 4, Suite 200, West Des Moines, IA 50266 maintains physical possession of the accounts, books or documents of the Variable Account required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the rules promulgated thereunder.

ITEM 31.   MANAGEMENT SERVICES

Not Applicable.

ITEM 32.     UNDERTAKINGS

     a. Registrant hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen
(16) months old for so long as payment under the variable annuity contracts may be accepted.

     b. Registrant hereby undertakes to include either (1) as part of any application to purchase a contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

     c. Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statement required to be made available under this Form promptly upon written or oral request.

     d. MetLife Investors Insurance Company ("Company") hereby represents that the fees and charges deducted under the Contracts described in the Prospectus, in the aggregate, are reasonable in relation to the services rendered, the expenses to be incurred and the risks assumed by the Company.

                                 REPRESENTATIONS

     The Company hereby represents that it is relying upon a No Action Letter issued to the American Council of Life Insurance dated November 28, 1988 (Commission ref. IP-6-88) and that the following provisions have been complied with:

     1. Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in each registration statement, including the prospectus, used in connection with the offer of the contract;

     2. Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in any sales literature used in connection with the offer of the contract;

     3. Instruct sales representatives who solicit participants to purchase the contract specifically to bring the redemption restrictions imposed by Section 403(b)(11) to the attention of the potential participants;

     4. Obtain from each plan participant who purchases a Section 403(b) annuity contract, prior to or at the time of such purchase, a signed statement acknowledging the participant's understanding of (1) the restrictions on redemption imposed by Section 403(b)(11), and (2) other investment alternatives available under the employer's Section 403(b) arrangement to which the participant may elect to transfer his contract value.

                                   SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has caused this Registration Statement to be signed on its behalf, in the City of Newport Beach, and State of California on this 29th day of March, 2004.

                                  METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE (Registrant)

                             By:  METLIFE INVESTORS INSURANCE COMPANY

                             By:  /s/ MICHAEL K. FARRELL
                                  -----------------------------------------

                                   METLIFE INVESTORS INSURANCE COMPANY
                                    Depositor

                              By: /s/ MICHAEL K. FARRELL
                                  -----------------------------------------

As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

/s/ MICHAEL K. FARRELL                                                       3-29-04
----------------------------- Chief Executive Officer, President            --------
Michael K. Farrell            and Director                                   Date

/s/ JAMES P. BOSSERT          Executive Vice President and Chief Financial   3-29-04
---------------------------   Officer (Principal Accounting Officer) and    --------
James P. Bossert              Director                                       Date

/s/ SUSAN A. BUFFUM*          Director                                       3-29-04
----------------------------                                                --------
Susan A. Buffum                                                              Date

/s/ MICHAEL R. FANNING*       Director                                       3-29-04
----------------------------                                                --------
Michael R. Fanning                                                           Date

/s/ ELIZABETH M. FORGET*      Director                                       3-29-04
----------------------------                                                --------
Elizabeth M. Forget                                                          Date

/s/ GEORGE FOULKE*             Director                                      3-29-04
----------------------------                                                --------
George Foulke                                                                Date

/s/ HUGH C. MCHAFFIE*          Director                                      3-29-04
----------------------------                                                --------
Hugh C. McHaffie                                                             Date

/s/ RICHARD C. PEARSON        Director                                       3-29-04
----------------------------                                                --------
Richard C. Pearson                                                           Date

/s/ JEFFREY A. TUPPER         Director                                       3-29-04
----------------------------                                                --------
Jeffrey A. Tupper                                                            Date

                                    *By: /s/ RICHARD C. PEARSON
                                         ---------------------------------------
                                         Richard C. Pearson, Attorney-in-fact

                                INDEX TO EXHIBITS

EX-99.B9       Consent of Counsel
EX-99.B10      Consents of Independent Auditors